Derivative Instruments - Summary of Credit Exposure Arising from Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Current replacement cost	$ 33,243	$ 43,035
Current replacement cost	6,589	8,654
Credit equivalent amount	24,012	28,250
Risk-weighted amount	12,198	13,288
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,196	1,000
Credit equivalent amount	2,672	2,470
Risk-weighted amount	681	450
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,195	1,000
Credit equivalent amount	2,594	2,272
Risk-weighted amount	679	443
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Credit equivalent amount	78	198
Risk-weighted amount	2	7
Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	3,065	3,654
Credit equivalent amount	9,250	10,127
Risk-weighted amount	2,855	2,956
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3,065	3,654
Credit equivalent amount	8,665	10,127
Risk-weighted amount	2,832	2,956
Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Credit equivalent amount	585
Risk-weighted amount	23
Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	16	2
Credit equivalent amount	139	208
Risk-weighted amount	33	30
Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	746	185
Credit equivalent amount	7,119	6,334
Risk-weighted amount	1,055	1,013
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	395	175
Credit equivalent amount	3,972	3,788
Risk-weighted amount	952	926
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	351	10
Credit equivalent amount	3,147	2,546
Risk-weighted amount	103	87
Precious metal and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,566	3,813
Credit equivalent amount	4,832	9,111
Risk-weighted amount	1,288	1,777
Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,553	3,801
Credit equivalent amount	2,763	6,051
Risk-weighted amount	1,205	1,655
Precious metal and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	13	12
Credit equivalent amount	2,069	3,060
Risk-weighted amount	83	122
Non trade exposure related to central counterparties [member]
Disclosure of financial assets [line items]
Risk-weighted amount	337	366
Common equity tier One CVA charge [member]
Disclosure of financial assets [line items]
Risk-weighted amount	5,949	6,696
Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Credit equivalent amount	7	7
Risk-weighted amount	2	2
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,188	979
Credit equivalent amount	2,540	2,223
Risk-weighted amount	656	422
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	912	760
Credit equivalent amount	2,885	2,928
Risk-weighted amount	794	721
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	5	21
Credit equivalent amount	29	35
Risk-weighted amount	14	16
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	202	325
Credit equivalent amount	495	767
Risk-weighted amount	227	267
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,920	2,540
Credit equivalent amount	5,123	6,293
Risk-weighted amount	1,753	1,922
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Credit equivalent amount	18	7
Risk-weighted amount	7	3
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	31	29
Credit equivalent amount	162	139
Risk-weighted amount	58	46
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	6	2
Credit equivalent amount	105	164
Risk-weighted amount	18	19
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	10
Credit equivalent amount	34	44
Risk-weighted amount	15	11
Held For Trading For Trading Purpose [member]
Disclosure of financial assets [line items]
Current replacement cost	5,671	7,595
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,160	960
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,159	960
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	2,197	2,686
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,197	2,686
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	12	2
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	736	134
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	385	124
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	351	10
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,566	3,813
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,553	3,801
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	13	12
Held For Trading For Trading Purpose [member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Held For Trading For Trading Purpose [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,152	939
Held For Trading For Trading Purpose [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	413	366
Held For Trading For Trading Purpose [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	5	21
Held For Trading For Trading Purpose [member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	202	325
Held For Trading For Trading Purpose [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,551	1,966
Held For Trading For Trading Purpose [member] | Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Held For Trading For Trading Purpose [member] | Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	31	29
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	2
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	10
Held for Asset Liability Management [member]
Disclosure of financial assets [line items]
Current replacement cost	918	1,059
Held for Asset Liability Management [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	36	40
Held for Asset Liability Management [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	36	40
Held for Asset Liability Management [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	868	968
Held for Asset Liability Management [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	868	968
Held for Asset Liability Management [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4
Held for Asset Liability Management [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	10	51
Held for Asset Liability Management [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	10	51
Held for Asset Liability Management [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	36	40
Held for Asset Liability Management [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	499	394
Held for Asset Liability Management [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	369	$ 574
Held for Asset Liability Management [member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	$ 4